Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS

June 30, 2022

Shares for basic EPS of NewAmsterdam Pharma - as reported	17,016,872
Shares for diluted EPS of NewAmsterdam Pharma - as reported	18,981,158
Exchange ratio	2.13
Shares for basic EPS of NewAmsterdam Pharma - restated	36,258,312
Shares for diluted EPS of NewAmsterdam Pharma - restated	40,443,670

Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share

The following table sets forth the computation of original and restated basic and diluted loss per share for the six months ended June 30:

(In thousands of Euro, except share and per share amounts)	2023	2022

(Loss) / profit for the period	(75,102)	54,513
Weighted average basic number of Ordinary Shares - as reported	81,846,438	17,016,872
Weighted average diluted number of Ordinary Shares - as reported	81,846,438	18,981,158
Basic earnings per share - as reported	(0.92)	3.20
Diluted earnings per share - as reported	(0.92)	2.87
Weighted average basic number of Ordinary Shares - restated	81,846,438	36,258,312
Weighted average diluted number of Ordinary Shares - restated	81,846,438	40,443,670
Basic earnings per share - restated	(0.92)	1.50
Diluted earnings per share - restated	(0.92)	1.35